Annual Total Returns[BarChart] - Federated Hermes Mortgage Strategy Portfolio - Federated Hermes Mortgage Strategy Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.44%	3.14%	(2.09%)	5.85%	1.67%	2.30%	2.75%	1.12%	6.29%	4.77%